Restricted Net Assets - Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities	¥ 238,751	$ 36,975	¥ 334,033	¥ 133,210
Cash flows from investing activities	(286,497)	(44,372)	(14,631)	(43,439)
Proceeds from issuance of ordinary shares from IPO			180,677
Cash flows from financing activities	(1,000)	(155)	185,606	(5,709)
Effect of exchange rate changes	3,814	(3,231)	11,917	(4,420)
Net change in cash and cash equivalents	(44,932)	(10,783)	516,925	79,642
Cash, cash equivalents, and restricted cash at beginning of the year	705,310	109,179	188,385	108,743
Cash, cash equivalents, and restricted cash at end of the year	660,378	98,396	705,310	¥ 188,385
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Interest income	791	123
Cash flows from operating activities	791	123
Investment in subsidiaries			(180,677)
Cash flows from investing activities			(180,677)
Proceeds from issuance of ordinary shares from IPO			180,677
Cash flows from financing activities			180,677
Net change in cash and cash equivalents	791	123
Cash, cash equivalents, and restricted cash at beginning of the year	0	0
Cash, cash equivalents, and restricted cash at end of the year	¥ 791	$ 123	¥ 0